Expense Example, No Redemption - Voya Global Perspectives Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class C 1 Yr	Class C 3 Yrs	Class C 5 Yrs	Class C 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class R 1 Yr	Class R 3 Yrs	Class R 5 Yrs	Class R 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs	Class W 1 Yr	Class W 3 Yrs	Class W 5 Yrs	Class W 10 Yrs
USD ($)	693	969	1,265	2,105	201	648	1,122	2,431	100	336	590	1,319	151	495	864	1,900	372	657	964	1,833	100	340	599	1,340